Nature of business and organization (Tables)	12 Months Ended
Jun. 30, 2025
Nature of Business and Organization [Abstract]
Consolidated financial statements of reflect activities

The consolidated financial statements reflect the activities of each of the following entities:

Name	Background		Ownership	Principal activity
Republic Power Group	●	A BVI company	—	Investment holding
Limited	●	Incorporated on
November 17, 2021

Republic Power Pte. Ltd	●	A Singapore company	100% owned by RP	Providing of software development and
	●	Incorporated on January 1, 2015		technology services